Loans (Average Recorded Investment And Interest Income Recognized On Loans Individually Evaluated For Impairment) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Financing Receivable, Impaired [Line Items]
Recorded investment	$ 187,135
Average recorded investment	214,045
Interest income recognized	1,592
Commercial, Financial And Agricultural [Member]
Financing Receivable, Impaired [Line Items]
Recorded investment	40,621
Average recorded investment	23,518
Interest income recognized	209
Construction Real Estate - Vision Commercial Land And Development [Member]
Financing Receivable, Impaired [Line Items]
Recorded investment	24,328
Average recorded investment	58,792
Construction Real Estate - Remaining Commercial [Member]
Financing Receivable, Impaired [Line Items]
Recorded investment	25,912
Average recorded investment	29,152
Interest income recognized	339
Residential Real Estate - Commercial [Member]
Financing Receivable, Impaired [Line Items]
Recorded investment	44,276
Average recorded investment	52,640
Interest income recognized	214
Commercial Real Estate [Member]
Financing Receivable, Impaired [Line Items]
Recorded investment	51,978
Average recorded investment	49,927
Interest income recognized	829
Consumer [Member]
Financing Receivable, Impaired [Line Items]
Recorded investment	20
Average recorded investment	16
Interest income recognized	$ 1